SCHEDULE OF CONSTRUCTION IN PROCESS (Details) (Parenthetical)	1 Months Ended				12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Mar. 30, 2025 USD ($)	Mar. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Sep. 30, 2025 USD ($) m²	Jun. 12, 2025 m²
Property, Plant, and Equipment [Line Items]
Total floor area | m²						32,086	13,335
Construction cost					$ 8,400,000
Property plant and equipment	$ 6,300,000				6,300,000	$ 2,300,000
Renovation cost	47,196	¥ 321,445	$ 370,000	¥ 2,400,000
Building [Member]
Property, Plant, and Equipment [Line Items]
Construction cost					4,900,000
Building Improvements One [Member]
Property, Plant, and Equipment [Line Items]
Total investment	$ 1,200,000				$ 1,200,000